UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03031
Morgan Stanley Tax-Free Daily Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Kevin Klingert
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2011
Date of reporting period: March 31, 2011
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ▪ March 31, 2011 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	Tax-Exempt Short-Term Variable Rate Municipal Obligations (90.0%)
	Alaska
$1,000	Alaska Housing Finance Corporation, Home Mortgage Ser 2009 A	0.20%	04/07/11	$1,000,000

	Arizona
1,000	Arizona Health Facilities Authority, Banner Health Ser 2008 D ROCs II-R Ser 11687	0.35	04/07/11	1,000,000

	California
3,000	California Statewide Communities Development Authority, Gas Supply Sacramento Municipal Utility District Ser 2010	0.24	04/07/11	3,000,000
3,000	RBC Municipal Products Trust Inc, Contra Costa Transportation Authority Sales Tax Ser 2010 Floater Certificates Ser E-17	0.25	04/07/11	3,000,000

	Colorado
	City of Colorado Springs,
2,255	Utilities System Sub Lien Ser 2005 A	0.25	04/07/11	2,255,000
2,990	Utilities System Sub Lien Ser 2009 C	0.24	04/07/11	2,990,000
1,095	J P Morgan Chase & Co, Colorado TRANs Ser 2010 PUTTERs Ser 3890	0.23	04/01/11	1,095,000
3,600	Westminster Economic Development Authority, Tax Increment Mandalay Gardens Urban Renewal Ser 2009	0.30	04/07/11	3,600,000

	Delaware
2,425	Delaware State Economic Development Authority, Archmere Academy Inc Ser 2006	0.24	04/07/11	2,425,000

	Florida
	City of Gainesville,
3,195	Utilities System 2007 Ser A	0.21	04/07/11	3,195,000
3,000	Utilities System 2008 Ser B	0.20	04/07/11	3,000,000
1,000	Florida State Board Of Education, Capital Outlay Ser 2005 G ROCs II-R Ser 12017	0.24	04/07/11	1,000,000
	Highlands County Health Facilities Authority,
3,300	Adventist Health System/Sunbelt Obligated Group Ser 2003 C	0.21	04/07/11	3,300,000
1,000	Adventist Health System/Sunbelt Obligated Group Ser 2005 I	0.21	04/07/11	1,000,000
1,000	Adventist Health System/Sunbelt Obligated Group Ser 2005 I	0.21	04/07/11	1,000,000
1,000	Adventist Health System/Sunbelt Obligated Group Ser 2006 B-2	0.22	04/07/11	1,000,000
3,000	Adventist Health System/Sunbelt Obligated Group Ser 2007 A-2	0.21	04/07/11	3,000,000
1,840	Adventist Health System/Sunbelt Obligated Group Ser 2009 B	0.22	04/07/11	1,840,000
1,500	Adventist Health System/Sunbelt Obligated Group Ser 2009 D	0.22	04/07/11	1,500,000
1,500	Palm Beach County Solid Waste Authority, Improvement Ser 2010	1.00	01/12/12	1,508,888
1,000	Pinellas County Health Facilities Authority, Baycare Health System Ser 2009 A-2	0.25	04/07/11	1,000,000

	Georgia
1,000	Main Street Natural Gas Inc, Gas Ser 2010 A	0.25	04/07/11	1,000,000

	Illinois
1,600	Cook County, Ser 2002 B	0.26	04/07/11	1,600,000
1,000	Illinois Finance Authority, Advocate Health Care Network Ser 2008 Subser A-1	0.48	02/01/12	1,000,000

	Indiana
	Indiana Finance Authority,

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

$3,560	Sisters of St Francis Health Services Inc Ser 2008 I	0.23%	04/07/11	$3,560,000
3,620	Trinity Health Ser 2008 D-1	0.23	04/07/11	3,620,000
4,950	Trinity Health Ser 2008 D-2	0.23	04/07/11	4,950,000
2,000	Indiana Health Facility Financing Authority, Ascension Health Ser 2003 E-6	0.26	04/07/11	2,000,000

	Iowa
2,000	Iowa Higher Education Loan Authority, Grinnell College Ser 2008	0.25	04/07/11	2,000,000

	Maryland
1,000	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	0.20	04/07/11	1,000,000

	Massachusetts
555	Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A	0.34	10/27/11	555,000
2,200	Massachusetts Health & Educational Facilities Authority, Partners HealthCare System 2005 Ser F-3	0.23	04/07/11	2,200,000
1,000	Massachusetts Health & Educational Facility Authority, Harvard University Ser 2005 C ROCs II-R Ser 10390	0.25	04/07/11	1,000,000
8,000	Massachusetts Water Resources Authority, Gen Ser 2008 F	0.20	04/07/11	8,000,000

	Michigan
1,000	University of Michigan Regents, General Ser 2008 B	0.17	04/07/11	1,000,000

	Missouri
1,940	Cape Girardeau County Industrial Development Authority, St Francis Medical Center Ser 2009 B	0.28	04/07/11	1,940,000
	Missouri Health & Educational Facilities Authority,
1,900	BJC Health System Ser 2008 B	0.21	04/07/11	1,900,000
2,800	BJC Health System Ser 2008 E	0.20	04/07/11	2,800,000
3,000	Sisters of Mercy Health System Ser 2008 D-4	0.22	04/07/11	3,000,000
2,400	Sisters of Mercy Health System Ser 2008 E	0.22	04/07/11	2,400,000

	Nebraska
7,005	Central Plains Energy Project, Gas Project No 2 Ser 2009	0.25	04/07/11	7,005,000

	New Mexico
	New Mexico Finance Authority,
5,390	Sub Lien Ser 2008 Subser B-1	0.23	04/07/11	5,390,000
4,500	Sub Lien Ser 2008 Subser B-2	0.25	04/07/11	4,500,000
1,380	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.25	04/07/11	1,380,000
3,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009	0.25	04/07/11	3,000,000

	New York
4,000	Austin Trust, New York City Municipal Water Finance Authority Fiscal 2005 Ser B Custody Receipts Ser 2008-1199 (AGM Insd)	0.31	04/07/11	4,000,000
3,000	New York City, Fiscal 2008 Ser J Subser J-3	0.18	04/01/11	3,000,000
5,500	New York City Municipal Water Finance Authority, Second General Fiscal 2010 Ser CC	0.18	04/07/11	5,500,000
	New York Liberty Development Corporation,
2,000	Recovery Zone 3 World Trade Center Ser 2010 A-1	0.42	01/19/12	2,000,000
4,500	World Trade Center Ser 2009 A-2	0.35	08/04/11	4,500,000

	North Carolina
1,000	Austin Trust, Charlotte-Mecklenburg Hospital Authority Carolinas Healthcare Ser 2008 A Custody Receipts Ser 2008-1149	0.32	04/07/11	1,000,000
	North Carolina Medical Care Commission,
1,750	FirstHealth of the Carolinas Ser 2008 A	0.24	04/07/11	1,750,000
1,000	Novant Health Obligated group Ser 2004 A	0.25	04/07/11	1,000,000

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

$3,000	Novant Health Obligated Group Ser 2006 Eagle #20070065 Class A (BHAC Insd)	0.26%	04/07/11	$3,000,000
3,450	Piedmont Triad Airport Authority, Ser 2008 A	0.22	04/07/11	3,450,000

	Ohio
1,950	City of Columbus, Sewer Ser 2008 B	0.21	04/07/11	1,950,000
2,900	Franklin County, OhioHealth Corp Ser 2009 A	0.20	04/07/11	2,900,000
	State of Ohio,
2,175	Common Schools Ser 2005 B	0.20	04/07/11	2,175,000
1,800	Common Schools Ser 2006 B	0.20	04/07/11	1,800,000

	Oregon
	Oregon State Facilities Authority,
2,375	PeaceHealth Ser 2008 A	0.20	04/07/11	2,375,000
7,000	PeaceHealth Ser 2008 C	0.22	04/07/11	7,000,000

	Pennsylvania
4,285	Derry Township Industrial & Commercial Development Authority, Hotel Tax Arena Ser 2000 A	0.24	04/07/11	4,285,000
1,000	RBC Municipal Products Trust Inc, Berks County Municipal Authority Reading Hospital & Medical Center Ser 2008 Floater Certificates Ser C-13	0.25	04/07/11	1,000,000
1,130	Southcentral Pennsylvania General Authority, WellSpan Health Series 2008 A ROCs II-R Ser 11686	0.26	04/07/11	1,130,000

	South Carolina
2,555	South Carolina Educational Facilities Authority, Goodwill Industries Ser 2006	0.26	04/07/11	2,555,000
	South Carolina Jobs — Economic Development Authority,
1,000	AnMed Health Ser 2009 A	0.24	04/07/11	1,000,000
995	AnMed Health Ser 2009 C	0.24	04/07/11	995,000

	Tennessee
1,700	Sevier County Public Building Authority, Local Government Public Improvement Ser VI-A-1	0.26	04/07/11	1,700,000

	Texas
3,800	Austin Trust, Tarrant County Cultural Education Facilities Finance Corp Texas Health Resources Ser 2007 A Custody Receipts Ser 2007-1031	0.32	04/07/11	3,800,000
4,500	Dallas Area Rapid Transit, Sales Tax Ser 2008 ROCs II-R Ser 11541	0.25	04/07/11	4,500,000
1,900	Harris County Cultural Education Facilities Financing Corporation, Methodist Hospital System Ser 2008 C-1	0.19	04/01/11	1,900,000
3,800	Harris County Health Facilities Development Corporation, Methodist Hospital System Ser 2008 A-2	0.19	04/01/11	3,800,000
990	Harris County Hospital District, Senior Lien Ser 2010	0.25	04/07/11	990,000
1,600	Harris County Industrial Development Corporation, Baytank Inc Ser 1998	0.22	04/07/11	1,600,000
3,000	J P Morgan Chase & Co, Texas Ser 2010 TRANs PUTTERs Ser 3813	0.30	04/07/11	3,000,000
1,000	RBC Municipal Products Trust Inc, Houston Combined Utility System First Lien Ser 2010 B Floater Certificates Ser E-14	0.25	04/07/11	1,000,000
3,400	University of Texas Regents, Financing System Ser 2007 B	0.17	04/07/11	3,400,000

	Utah
	City of Murray City,
1,200	IHC Health Services Inc Ser 2003 B	0.21	04/07/11	1,200,000
4,100	IHC Health Services Inc Ser 2005 D	0.20	04/01/11	4,100,000
1,565	Utah Water Finance Agency, Ser 2008 B	0.24	04/07/11	1,565,000

	Virginia
	Capital Beltway Funding Corporation of Virginia,

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

$3,900	Senior Lien Toll I-495 Hot Lanes Ser 2008 C	0.20%	04/07/11	$3,900,000
1,500	Senior Lien Toll I-495 Hot Lanes Ser 2008 D	0.20	04/07/11	1,500,000
	Fairfax County Industrial Development Authority,
1,000	Inova Health System Foundation Ser 2000	0.20	04/07/11	1,000,000
500	Inova Health System Window Ser 2020 A-1	0.37	10/27/11	500,000
525	J P Morgan Chase & Co, Fairfax County Industrial Development Authority Inova Health System Foundation Ser 2009 A PUTTERs Ser 3590	0.25	04/07/11	525,000
	Norfolk Economic Development Authority,
205	Sentara Healthcare Window Ser 2010 B	0.37	10/27/11	205,000
250	Sentara Healthcare Window Ser 2010 C	0.37	10/27/11	250,000

	Washington
750	Barclays Capital Municipal Trust Receipts, King County Limited Tax Ser 2009 Floater-TRs Ser 2009 1W (AGC Insd)	0.26	04/07/11	750,000
4,800	Energy Northwest, Project 1 Ser 2003 A PUTTERs Ser 2965	0.25	04/07/11	4,800,000
3,170	King County, Limited Tax Sewer Ser 2010 A	0.20	04/07/11	3,170,000

	Wisconsin
1,000	Barclays Capital Municipal Trust Receipts, Wisconsin Health & Educational Facilities Authority Children’s Hospital of Wisconsin Ser 2008 B Floater-TRs Ser 15W	0.26	04/07/11	1,000,000
995	Milwaukee Redevelopment Authority, University of Wisconsin-Milwaukee-Kenilworth Ser 2005	0.25	04/07/11	995,000
1,090	Rhinelander, YMCA of the Northwoods Ser 2006	0.30	04/07/11	1,090,000
3,100	Wisconsin Health & Educational Facilities Authority, Concordia University Inc Ser 2009	0.25	04/07/11	3,100,000

	Total Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $223,213,888)			223,213,888

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE

	Tax-Exempt Commercial Paper (7.3%)
	Florida
1,000	City of Gainesville, Utilities System Ser C	0.30%	04/27/11	0.30%	1,000,000

	Maryland
3,000	County of Montgomery, 2010 Ser B BANs	0.32	04/14/11	0.32	3,000,000

	Minnesota
1,000	Rochester, Health Care Facilities Mayo Foundation Ser 2000 B	0.28	04/19/11	0.28	1,000,000

	Nebraska
	City of Lincoln,
1,000	Lincoln Electric System Ser 1995	0.28	05/18/11	0.28	1,000,000
2,000	Lincoln Electric System Ser 1995	0.30	05/05/11	0.30	2,000,000
2,000	Nebraska Public Power District, Ser A Notes	0.30	05/05/11	0.30	2,000,000

	New York
2,500	New York City Municipal Water Finance Authority, Ser 6	0.30	05/13/11	0.30	2,500,000

	Texas
	Harris County Cultural Education Facilities Finance Corporation,
500	Methodist Hospital System Ser 2009 C-1	0.35	06/15/11	0.35	500,000
2,000	Methodist Hospital System Ser 2009 C-1	0.37	04/07/11	0.37	2,000,000
1,100	Methodist Hospital System Ser 2009 C-1	0.37	08/04/11	0.37	1,100,000

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

				YIELD TO
PRINCIPAL				MATURITY
AMOUNT IN		COUPON	MATURITY	ON DATE OF
THOUSANDS		RATE	DATE	PURCHASE	VALUE

$2,000	Texas Municipal Power Agency, Ser 2005 A	0.28%	04/06/11	0.28%	$2,000,000

	Total Tax-Exempt Commercial Paper (Cost $18,100,000)				18,100,000

	Short-Term Municipal Notes and Bonds (3.5%)

	Georgia
2,000	Cobb County, Ser 2011 TANs, dtd 04/06/11	1.25	12/30/11	0.30	2,013,900
500	Georgia Municipal Gas Authority, Gas Portfolio III 2010 Ser I, dtd 05/17/10	2.00	05/17/11	0.65	500,845

	Michigan
1,000	Michigan, Fiscal 2011 Ser A, dtd 11/04/10	2.00	09/30/11	0.43	1,007,810

	Texas
5,000	Texas, Ser 2010 TRANs, dtd 08/31/10	2.00	08/31/11	0.37	5,033,801

	Total Short-Term Municipal Notes and Bonds (Cost $8,556,356)				8,556,356

	Total Investments (Cost $249,870,244) (a)			100.8%	249,870,244
	Liabilities in Excess of Other Assets			(0.8)	(1,932,954)

	Net Assets			100.0%	$247,937,290

BANs	Bond Anticipation Notes.

PUTTERs	Puttable Tax-Exempt Receipts.

ROCs	Reset Option Certificates.

TANs	Tax Anticipation Notes.

TRANs	Tax Revenue Anticipation Notes.

(a)	Rate shown is the rate in effect at March 31, 2011.

(b)	Date on which the principal amount can be recovered through demand.

(c)	Cost is the same for federal income tax purposes.

Bond Insurance:

AGC	Assured Guaranty Corporation.

AGM	Assured Guaranty Municipal Corporation.

BHAC	Berkshire Hathaway Assurance Corporation.

Morgan Stanley Tax-Free Daily Income Trust
Notes to Portfolio of Investments ▪ March 31, 2011 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Short-Term Investments:
Tax-Exempt Short-Term Variable Rate Municipal Obligations	$223,213,888	—	$223,213,888	—
Tax-Exempt Commercial Paper	18,100,000	—	18,100,000	—
Short-Term Municipal Notes and Bonds	8,556,356	—	8,556,356	—

Total	$249,870,244	—	$249,870,244	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2011, the Fund did not have any investments transfer between valuation levels.
Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Tax-Free Daily Income Trust
/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
May 24, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
May 24, 2011
/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 24, 2011